FINANCE COSTS - Disclosure of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance costs [abstract]
Debt facilities	$ 13,044	$ 13,161
Accretion of decommissioning liabilities	11,096	9,610
Lease liabilities	1,756	2,276
Gain on settlement of senior convertible note	(3,363)	0
Interest and other	3,696	3,013
Finance costs	$ 26,229	$ 28,060